Note 3 - Significant Accounting Policies (Details Narrative) - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Accounting Policies [Abstract]
Deferred revenue	$ 2,362,500	$ 2,662,500
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	22,540,535	980,791	754,027